SCHEDULE OF SECURED SHORT-TERM BANK DEBT (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Total	$ 7,792,125	$ 6,210,176
Bank Loan 1 [Member]
Short-Term Debt [Line Items]
Total		3,976,960
Bank Loan 2 [Member]
Short-Term Debt [Line Items]
Total	7,792,125	2,019,072
Bank Loan 3 [Member]
Short-Term Debt [Line Items]
Total		$ 214,144